Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance	€ 1,790
Share of results	66	€ 82	€ 146
Closing balance	1,475	1,790
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance	1,790	1,203
Additions	24	507
Revaluations	(3)	(18)
Share of results	66	82
Dividends received	(12)	(58)
Disposals	(12)	(10)
Impairments	(235)	(34)
Exchange rate differences	(144)	113
Other	0	4
Closing balance	€ 1,475	€ 1,790	€ 1,203